Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	ERock, Inc.
Entity Central Index Key	0002110029
Entity Emerging Growth Company	true
Entity File Number	001-43339
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-4189868
Entity Address, Address Line One	1113 Vine St.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	429-4091
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	EROC
Security Exchange Name	NYSE